Offerings	Sep. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value of $0.01 per share)
Amount Registered | shares	74,623
Maximum Aggregate Offering Price	$ 59,746,566.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,251.00
Offering Note	This registration statement relates to the registration of the maximum number of shares of common stock, par value $0.01 per share, of the registrant ("Repligen common stock") estimated to be issuable by the registrant pursuant to the merger described in this registration statement and the Agreement and Plan of Merger, dated as of July 21, 2026 (the "merger agreement"), by and among the registrant, BioLife Solutions, Inc. ("BioLife") and Bravo Merger Sub, Inc. The "Amount Registered" represents the maximum number of shares of Repligen common stock estimated to be issuable at the effective time of the merger. The number of shares of Repligen common stock, par value $0.01 per share, being registered is based on (a) (i) 50,983,532 shares of BioLife common stock issued and outstanding or estimated to be issuable prior to or in connection with the closing of the merger (including in respect of BioLife's equity awards or equity plans), multiplied by (b) the exchange ratio of 0.1442 of a share of Repligen common stock issuable in exchange for each share of BioLife common stock pursuant to the merger. Pursuant to the merger agreement, if the aggregate number of shares of Repligen common stock to be issued in connection with the merger (including the number of shares of Repligen common stock issuable in respect of the portion of the unallocated share reserve under BioLife's equity plans that Repligen determines to assume) would exceed the maximum number of shares of Repligen common stock that may be issued in connection with the transactions without requiring approval of Repligen's stockholders under Nasdaq Listing Rule 5635, which number shall not exceed 19.9% of the issued and outstanding shares of Repligen common stock immediately prior to the effective time of the merger (the "Maximum Share Number"), then (i) the exchange ratio will be reduced to the minimum extent necessary, rounded down to four decimal places, so that the aggregate stock consideration does not exceed the Maximum Share Number and (ii) the cash consideration will be increased on a per-share basis by an amount equal to (A) the volume-weighted average trading price of one share of Repligen common stock on Nasdaq for the five consecutive trading days ending two trading days immediately preceding the effective time of the merger, multiplied by (B) the difference between the exchange ratio before and after such adjustment, with such amount rounded up to the nearest whole cent. The "Maximum Aggregate Offering Price" is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c), 457(f)(1) and 457(f)(3) under the Securities Act, based on (i) the market value of the estimated maximum number of shares of BioLife common stock that may be canceled and exchanged in the merger (as set forth in the preceding footnote), as established by the average of the high and low sales prices of BioLife common stock on the Nasdaq Global Select Market on September 2, 2026 of $36.01 per share, minus (ii) $573,564,735.00, which is the aggregate amount of cash estimated to be paid by Repligen to BioLife stockholders in the merger. The aggregate amount of cash set forth in clause (ii) of the prior sentence is equal to the product obtained by multiplying (A) $11.25 by (B) the estimated maximum BioLife shares.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value of $0.01 per share)
Amount Registered | shares	7,277,203
Maximum Aggregate Offering Price	$ 1,202,605,685.54
Amount of Registration Fee	$ 166,079.85
Offering Note	See Note 1. The filing fee associated with the initial filing of this registration statement is hereby carried forward to be applied to the securities registered hereunder. The registrant is registering an additional 74,623 shares of Repligen common stock on this registration statement.